Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Short-term employee benefits	₩ 3,663,337	₩ 3,505,214	₩ 3,297,944
Post-employment benefits (Defined benefit plan)	240,310	232,045	209,770
Post-employment benefits (Defined contribution plan)	57,170	48,210	45,936
Share-based payment	6,398	8,439	7,660
Others	7,018	51,934	6,949
Total	₩ 3,974,233	₩ 3,845,842	₩ 3,568,259